DISTRIBUTION OF PROFITS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Distribution Of Profits [Abstract]
Percentage of share capital as the limit of allocation of profit after tax to legal reserve	50.00%
Allocation of profit after tax to legal reserve, minimum percentage	25.00%
Aggregate balance of legal reserves	$ 6	$ 6
Dividends declared	0	0	$ 0
Dividends paid	0	$ 0	$ 0
Dividends proposed	$ 0